Share-based Compensation - General (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) item shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Share-based Compensation
Share-based compensation expenses | $	$ 1,331	$ 934	$ 910
Unrecognized compensation cost | $	$ 2,590
Period of recognition of compensation cost	2 years 1 month 20 days
Class A ordinary shares | Year 2017 Through 2026
Share-based Compensation
Shares reserved for future issuance (as a percent)	1.50%
Class A ordinary shares | Year Beginning in 2027
Share-based Compensation
Shares reserved for future issuance (as a percent)	1.20%
Class A ordinary shares | Pre-IPO Plans
Share-based Compensation
Shares authorized to grant (in shares)	36,229,922
Class A ordinary shares | 2016 Plan
Share-based Compensation
Shares authorized to grant (in shares)	4,600,000
Number of shares available after consideration and other changes	53,645,627
Employee Stock Option
Share-based Compensation
Contractual term (in years)	10 years
Employee Stock Option | Pre-IPO Plans | Minimum
Share-based Compensation
Continuous service period (in years)	3 years
Employee Stock Option | Pre-IPO Plans | Maximum
Share-based Compensation
Continuous service period (in years)	4 years
Employee Stock Option | Schedule A | Pre-IPO Plans | Vesting second anniversary
Share-based Compensation
Vesting percentage (as a percent)	50.00%
Vesting period	2 years
Employee Stock Option | Schedule A | Pre-IPO Plans | Vesting in third anniversary
Share-based Compensation
Vesting percentage (as a percent)	25.00%
Vesting period	3 years
Employee Stock Option | Schedule A | Pre-IPO Plans | Vesting in fourth anniversary
Share-based Compensation
Vesting percentage (as a percent)	25.00%
Vesting period	4 years
Employee Stock Option | Schedule B | Pre-IPO Plans
Share-based Compensation
Vesting period	4 years
Vesting at each anniversary (as a percent)	25.00%
Employee Stock Option | Schedule C | Pre-IPO Plans
Share-based Compensation
Vesting period	3 years
Vesting at each anniversary (as a percent)	33.00%
RSUs | 2016 Plan | Minimum
Share-based Compensation
Number of vesting schedules | item	1
Vesting period	2 years
RSUs | 2016 Plan | Maximum
Share-based Compensation
Number of vesting schedules | item	4
Vesting period	4 years
RSUs | Schedule D | 2016 Plan | Vesting second anniversary | Maximum
Share-based Compensation
Vesting at each anniversary (as a percent)	50.00%
RSUs | Schedule D | 2016 Plan | Vest at third and fourth anniversary | Minimum
Share-based Compensation
Vesting at each anniversary (as a percent)	25.00%
RSUs | Schedule E | 2016 Plan
Share-based Compensation
Vesting period	4 years
Vesting at each anniversary (as a percent)	25.00%
RSUs | Schedule F | 2016 Plan
Share-based Compensation
Vesting period	2 years
Vesting at each anniversary (as a percent)	25.00%
RSUs | Schedule G | 2016 Plan
Share-based Compensation
Vesting period	3 years
Vesting at each anniversary (as a percent)	33.33%